PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT
Property and equipment consist of the following:

	December 31,
	2021	2020
Cost:
Software development costs	$2,594	$—
Computers and peripheral equipment	1,779	1,260
Office furniture and equipment	661	633
Leasehold improvements	2,164	2,162
	7,198	4,055
Accumulated depreciation	(2,358)	(1,730)
Depreciated cost	$4,840	$2,325
The depreciation expense for the years ended December 31, 2021, 2020 and 2019 were $628, $531 and $332, respectively.